PREFERRED SHARES - Schedule of Preferred Shares (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2021	Jan. 29, 2021	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred shares				$ 2,499	$ 2,499		$ 3,487
Series 1
Class of Stock [Line Items]
Number of shares outstanding (in shares)				14,577
Current yield (as a percent)				3.48%
Annual dividend ( in Canadian dollars per share)				$ 0.86975
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 360	360		360
Series 1 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.92%
Series 2
Class of Stock [Line Items]
Number of shares outstanding (in shares)				7,423
Current yield (as a percent)				6.96%
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 179	179		179
Series 2 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.92%
Series 3
Class of Stock [Line Items]
Number of shares outstanding (in shares)				9,997
Current yield (as a percent)				1.69%
Annual dividend ( in Canadian dollars per share)				$ 0.4235
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 246	246		246
Series 3 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.28%
Series 4
Class of Stock [Line Items]
Number of shares outstanding (in shares)				4,003
Current yield (as a percent)				6.32%
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 97	97		97
Series 4 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.28%
Series 5
Class of Stock [Line Items]
Number of shares outstanding (in shares)				12,071
Current yield (as a percent)	1.95%	2.26%		1.95%
Annual dividend ( in Canadian dollars per share)				$ 0.48725
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 294	294		294
Series 5 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.54%
Series 6
Class of Stock [Line Items]
Number of shares outstanding (in shares)				1,929
Current yield (as a percent)				6.69%
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 48	48		48
Series 6 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				1.54%
Series 7
Class of Stock [Line Items]
Number of shares outstanding (in shares)				24,000
Current yield (as a percent)				3.90%
Annual dividend ( in Canadian dollars per share)				$ 0.97575
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 589	589		589
Series 7 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.38%
Series 9
Class of Stock [Line Items]
Number of shares outstanding (in shares)				18,000
Current yield (as a percent)				3.76%
Annual dividend ( in Canadian dollars per share)				$ 0.9405
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 442	442		442
Series 9 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.35%
Series 11
Class of Stock [Line Items]
Number of shares outstanding (in shares)				10,000
Current yield (as a percent)				3.35%
Annual dividend ( in Canadian dollars per share)				$ 0.83775
Redemption price per share (in Canadian dollars per share)				$ 25.00
Preferred shares				$ 244	244		244
Series 11 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.96%
Series 15
Class of Stock [Line Items]
Number of shares outstanding (in shares)				0
Current yield (as a percent)				0.00%
Annual dividend ( in Canadian dollars per share)			$ 0.30625	$ 0
Redemption price per share (in Canadian dollars per share)				$ 0		$ 25.00
Preferred shares				$ 0	$ 0		$ 988
Even numbered series of preferred shares
Class of Stock [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum				90 days
Series 8 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)				2.96%
Odd numbered series of preferred shares
Class of Stock [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation				5 years